Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax assets
Deferred tax assets	SFr 5,828	SFr 6,179
Net operating loss carry-forwards	6,548	5,838
Net operating loss carry-forwards, after allocation of valuation allowances	2,178	1,754
Temporary differences	3,650	4,425
Deferred tax liabilities	129	54
Deferred Tax Assets (Liabilities), Net	5,699	6,125
Net deferred tax assets change - Net operating losses	424
Net deferred tax assets change	(426)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	206
Accumulated undistributed earnings from foreign subsidiaries	5,400
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	116
Bank
Net deferred tax assets
Deferred tax assets	5,815	6,068
Net operating loss carry-forwards	6,523	5,831
Net operating loss carry-forwards, after allocation of valuation allowances	2,172	1,753
Temporary differences	3,643	4,315
Deferred tax liabilities	96	41
Deferred Tax Assets (Liabilities), Net	5,719	SFr 6,027
Net deferred tax assets change	(308)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	206
Accumulated undistributed earnings from foreign subsidiaries	5,000
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 116